Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventories Related to Real Estate Business
	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$263,526	$25,825	$871
Construction in progress	22,236,464	8,106,166	273,488
Land held for construction	1,687,525	1,687,525	56,934

	$24,187,515	$9,819,516	$331,293